Regulatory Matters - Schedule of Infrastructure Surcharge (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 18, 2026	Dec. 31, 2025
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		$ 69
Subsequent Event
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 16
New Jersey | November 29, 2025
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		26
New Jersey | May 30, 2025
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		15
Pennsylvania
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		5
Pennsylvania | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	11
Missouri
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		17
Kentucky
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		2
West Virginia
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations		$ 4
Illinois | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 5